Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes
	Six Months ended June 30,
(In thousands)	2021	2022
Non-PRC	(13,952)	(7,897)
PRC	(9,673)	(6,265)
Total	(23,625)	(14,162)

Schedule of reconciliations of the income tax expenses
	Six Months ended June 30,
(In thousands)	2021	2022
Loss before income tax	(23,625)	(14,162)
Income tax computed at statutory PRC income tax rate (25%)(i)	(5,906)	(3,541)
Differential income tax rates applicable to certain entities comprising the Group	2,169	712
Effect of tax holiday	950	646
Permanent differences(ii)	90	15
Change in valuation allowance	3,147	2,874
Accelerated deductions on research and development expenses(iii)	(454)	(587)
Income tax (credit)/expenses	(4)	119

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.

(ii)	Permanent differences primarily represent non-deductible expenses.

(iii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.

Schedule of per share effect of the tax holiday
	Six Months ended June 30,
(In thousands)	2021	2022
Effect of tax holiday	950	646
Per share effect – basic and diluted	0.00	0.00

Schedule of components of deferred tax assets
	As of December 31,	As of June 30,
(In thousands)	2021	2022
Deferred tax assets
Net operating loss carryforwards	14,808	17,497
Accrued expenses and others	427	612
Less: valuation allowance	(15,235)	(18,109)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance
	As of December 31,	As of June 30,
(In thousands)	2021	2022
Balance at beginning of the period	9,830	15,235
Change of valuation allowance	5,405	2,874
Balance at end of the period	15,235	18,109